Borrowing Arrangements (Detail 1) - Warrant [Member]	1 Months Ended
Nov. 01, 2014
Share-based Goods and Nonemployee Services Transaction [Line Items]
Expected volatility	60.00%
Risk free rate	1.62%
Dividend yield	0.00%
Expected term (in years)	5 years